Revenue - Summary of Performance Obligations (Detail) - CAD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	$ 1,894,852	$ 1,658,380
Less than one year [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	1,007,231	748,652
One to two years [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	159,067	155,508
Greater than two years [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	728,554	754,220
Engineered Systems [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	736,952	557,549
Engineered Systems [Member] | Less than one year [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	736,742	556,844
Engineered Systems [Member] | One to two years [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	210	705
Engineered Systems [Member] | Greater than two years [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	0	0
Service [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	117,097	91,294
Service [Member] | Less than one year [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	42,877	33,192
Service [Member] | One to two years [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	20,317	13,437
Service [Member] | Greater than two years [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	53,903	44,665
Energy Infrastructure [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	1,040,803	1,009,537
Energy Infrastructure [Member] | Less than one year [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	227,612	158,616
Energy Infrastructure [Member] | One to two years [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	138,540	141,366
Energy Infrastructure [Member] | Greater than two years [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	$ 674,651	$ 709,555